Inventories - Summary (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019		Dec. 31, 2018	Dec. 31, 2017
Inventories [abstract]
Raw materials	$ 56,420	$ 47,501
Finished goods	77,041	65,278		$ 79,758	$ 61,888
Others	0	11
Current inventories	$ 133,461	$ 112,790	[1]

[1]	Prior periods have been recast to reflect the Company's change in accounting policy for the reclassification within shareholders equity of the initial application of IAS 29 as explained in Note 34.1.